Note F - Income Taxes	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Income Tax Disclosure [Text Block]
Note F – Income Taxes

The components of income before income taxes are:

	2015	2014	2013
United States	$35,391	$49,692	$40,374
Foreign countries	1,875	4,042	3,903
Total	$37,266	$53,734	$44,277

The components of income tax expense are:

	2015	2014	2013
Current expense:
Federal	$11,465	$16,638	$12,159
Foreign	292	946	792)
State and local	963	1,376	981
	12,720	18,960	13,932

Deferred (benefit) expense:
Federal	(443)	(1,181)	108
Foreign	(112)	(114)	(38)
State and local	(8)	(72)	171
	(563)	(1,367)	241
Income tax expense	$12,157	$17,593	$14,173

The reconciliation between income tax expense and the amount computed by applying the statutory federal income tax rate of 35% to income before income taxes is:

	2015	2014	2013
Income taxes at statutory rate	$13,043	$18,807	$15,497
State and local income taxes, net of federal tax benefit	680	674	587
Research and development tax credits	(380)	(371)	(740)
Domestic production activities deduction	(964)	(1,324)	(952)
Lower foreign taxes differential	(476)	(583)	(612)
Uncertain tax positions	26	53	94
Valuation allowance	(59)	174	162
Other	287	163	137
Income tax expense	$12,157	$17,593	$14,173

The Company made income tax payments of $13.5 million, $19.4 million and $13.2 million in 2015, 2014 and 2013, respectively.

Deferred income tax assets and liabilities consist of:

	2015	2014	2013
Deferred tax assets:
Inventories	1,664	$1,030	$1,688
Accrued liabilities	2,450	2,538	2,341
Postretirement health benefits obligation	7,547	7,602	6,545
Pension	3,443	1,649	—
Deferred revenue	-	1,267	—
Other	292	550	101
Total deferred tax assets	15,396	14,636	10,675
Valuation allowance	(277)	(336)	(162)
Net deferred tax assets	15,119	14,300	10,513
Deferred tax liabilities:
Depreciation and amortization	(18,059)	(17,711)	(16,858)
Pension	-	—	(1,634)
Total deferred tax liabilities	(18,059)	(17,711)	(18,492)
Net deferred tax liabilities	(2,940)	$(3,411)	$(7,979)

The Company has a valuation allowance as of December 31, 2015 of $277,000 against certain of its deferred tax assets. The comparable amount of valuation allowance at December 31, 2014 was $336,000. ASC 740 requires that a valuation allowance be recorded against deferred tax assets when it is more likely than not that some or all of a Company’s deferred tax assets will not be realized based on available positive and negative evidence.

At December 31, 2015, total unrecognized tax benefits were $567,000. Of the total, $447,000 of unrecognized tax benefits, if ultimately recognized, would reduce the Company’s annual effective tax rate.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2015	201 4	2013
Balance at beginning of year	$576	$516	$421
Additions based on tax positions related to the current year	113	158	189
Reductions due to lapse of applicable statute of limitations	(101)	(98)	(46)
Settlements	(21)	—	(48)
Balance at end of year	$567	$576	$516

The Company is subject to income taxes in the U.S. federal and various state, local and foreign jurisdictions. Income tax regulations within each jurisdiction are subject to the interpretation of the related tax laws and regulations and require significant judgment to apply. With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for the years before 2011. The Company has $56,000 of unrecognized tax benefits recorded for periods which the relevant statutes of limitations expire in the next 12 months.

The Company is currently under examination by the Internal Revenue Service for its tax year ending December 31, 2013. Any adjustment from this examination is not expected to have a material impact on the consolidated financial position or results of operations of the Company. Management anticipates this examination will be resolved within the next 12 months.

The Company has state tax credit carryforwards of $533,000 and $545,000 as of December 31, 2015 and 2014, respectively, set to expire between 2018 and 2025.

The Company recognizes interest and penalties related to unrecognized tax benefits in income tax expense for all periods presented. The Company accrued approximately $116,000 and $99,000 for the payment of interest and penalties at December 31, 2015 and 2014, respectively.

The Company did not provide taxes with respect to $19.8 million of undistributed earnings at December 31, 2015, since the earnings are considered by the Company to be permanently reinvested. In an unanticipated future event where these earnings are distributed or deemed distributed in a taxable transaction, the Company may be subject to United States income tax and foreign withholding taxes, the net tax liability of which is estimated to be $1.4 million.

In September 2013, the Internal Revenue Service issued final regulations governing the income tax treatment of acquisitions, dispositions, and repairs of tangible property. Taxpayers are required to follow the new regulations in impact of the regulations is not material to the Company’s consolidated financial statements.